Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets	€ 1,675	€ 1,860
Financing receivables held for operating purposes [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets	1,602	1,785
Securities held for operating purposes [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets	€ 73	€ 75